Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Payroll and other employee benefits	$ 523	$ 862	$ 155
Professional fees	1,816	1,379	108
Research and development costs	2,023	1,895
Operating lease liabilities, current portion	1,287	2,240	209
Other accrued expenses	617	598	53
Total accrued expenses and other current liabilities	$ 6,266	$ 6,974	$ 525